UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2007

(unaudited)

Shares		Value*
COMMON STOCK-91.5%
	Apparel-1.8%
650	V. F. Corp.	$52,488

	Banking-8.5%
1,000	Bank of America Corp.	50,270
1,500	KeyCorp	48,495
3,250	Regions Financial Corp.	95,810
1,000	Wachovia Corp.	50,150
		244,725
	Chemicals-3.6%
2,400	Dow Chemical Co.	103,344

	Computer Hardware-2.3%
100	International Business Machines Corp.	11,780
2,100	Seagate Technology, Inc.	53,718
		65,498
	Consumer Products-5.7%
800	Kimberly-Clark Corp.	56,208
2,400	Mattel, Inc.	56,304
900	Stanley Works	50,517
		163,029
	Drugs & Medical Products-9.0%
1,950	GlaxoSmithKline PLC ADR	103,740
1,000	Merck & Co., Inc.	51,690
4,200	Pfizer, Inc.	102,606
		258,036
	Financial Services-8.6%
800	Freddie Mac	47,208
1,150	JPMorgan Chase & Co.	52,693
700	Merrill Lynch & Co., Inc.	49,896
2,800	Washington Mutual, Inc.	98,868
		248,665
	Food & Beverage-5.8%
1,100	Anheuser-Busch Companies, Inc.	54,989
1,000	Coca-Cola Co.	57,470
1,576	Kraft Foods, Inc.	54,388
		166,847
	Insurance-5.6%
1,000	Allstate Corp.	57,190
800	Lincoln National Corp.	52,776
1,000	Travelers Companies, Inc.	50,340
		160,306
	Manufacturing-1.7%
600	Black & Decker Corp.	49,980

	Media-1.9%
1,700	CBS Corp., Class B	53,550

Shares		Value*
	COMMON STOCK (continued)
	Metals & Mining-1.5%
1,100	Alcoa, Inc.	$43,032

	Oil & Gas-15.9%
1,100	Anadarko Petroleum Corp.	59,125
650	Chevron Corp.	60,827
600	ConocoPhillips	52,662
800	GlobalSantaFe Corp.	60,816
1,000	Marathon Oil Corp.	57,020
900	Occidental Petroleum Corp.	57,672
900	Petroleo Brasileiro S.A.	67,950
500	Royal Dutch Shell PLC	41,090
		457,162
	Printing-3.5%
1,100	Gannett Co.	48,070
1,400	R.R. Donnelley & Sons Co.	51,184
		99,254

	Real Estate (REIT)-1.9%
1,600	Duke Realty Corp.	54,096

	Telecommunications-5.6%
1,269	AT&T, Inc.	53,691
1,250	Verizon Communications, Inc.	55,350
3,716	Windstream Corp.	52,470
		161,511
	Tobacco-3.3%
700	Altria Group, Inc.	48,671
750	Reynolds American, Inc.	47,692
		96,363
	Transportation-1.8%
1,000	Norfolk Southern Corp.	51,910

	Utilities-3.5%
800	Ameren Corp.	42,000
1,000	Sempra Energy	58,120
		100,120

	Total Common Stock (cost-$2,297,372)	2,629,916

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-7.2%
	Repurchase Agreement-7.2%
$207	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $207,076; collateralized by Fannie Mae, 6.25%, 5/15/29, valued at $212,750 including accrued interest (cost-$207,000)		$207,000

	Total Investments (cost-$2,504,372)	98.7%	2,836,916
	Other assets less liabilities	1.3	37,797
	Net Assets	100.0%	$2,874,713

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*   Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized of the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—70.2%

	Aerospace/Defense—4.5%
11,900	Boeing Co.	$1,249,381

	Building & Construction—3.2%
23,084	Centex Corp.	613,342
22,000	D.R. Horton, Inc.	281,820
		895,162
	Commercial Services—3.9%
11,900	ChoicePoint, Inc. (a)	451,248
12,900	Moody’s Corp.	650,160
		1,101,408
	Computer Software—1.6%
14,700	Microsoft Corp.	433,062

	Consumer Discretionary—1.4%
14,700	Family Dollar Stores, Inc.	390,432

	Consumer Services—0.6%
4,700	Monster Worldwide, Inc. (a)	160,082

	Drugs & Medical Products—4.4%
13,700	Roche Holdings AG ADR	1,233,000

	Financial Services—12.6%
5,000	American Express Co.	296,850
23,500	Bank of New York Mellon Corp.	1,037,290
7,200	CIT Group, Inc.	289,440
58,900	Countrywide Financial Corp.	1,119,689
12,400	Lehman Brothers Holdings, Inc.	765,452
		3,508,721
	Food & Beverage—2.3%
3,600	Coca-Cola Co.	206,892
12,300	SYSCO Corp.	437,757
		644,649
	Healthcare & Hospitals—5.4%
1,900	ImClone Systems, Inc. (a)	78,546
11,800	Nektar Therapeutics, Inc. (a)	104,194
4,800	Regeneron Pharmaceuticals, Inc. (a)	85,440
14,800	Sepracor, Inc. (a)	407,000
5,700	Theravance, Inc. (a)	148,713
8,700	WellPoint, Inc. (a)	686,604
		1,510,497
	Insurance—2.2%
9,600	Ambac Financial Group, Inc.	603,936

	Oil & Gas—8.3%
3,000	Chevron Corp.	280,740
23,300	ConocoPhillips	2,045,041
		2,325,781
	Real Estate (REIT)—1.2%
21,542	Annaly Mortgage Management, Inc.	343,164

	Restaurants—2.8%
23,100	Yum! Brands, Inc.	781,473

	Retail—5.8%
14,700	Petsmart, Inc.	468,930
11,300	Walgreen Co.	533,812
14,300	Wal-Mart Stores, Inc.	624,195
		1,626,937
	Semi-conductors—4.2%
12,600	ASML Holding NV ADR (a)	414,036
4,700	KLA-Tencor Corp.	262,166
49,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	500,940
		1,177,142
	Technology—4.1%
19,000	Cisco Systems, Inc. (a)	629,090
920	Google, Inc., Class A (a)	521,888
		1,150,978
	Telecommunications—1.7%
24,300	Sprint Corp.	461,700

	Total Common Stock (cost—$19,706,985)	19,597,505

CORPORATE BONDS & NOTES—15.9%

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
	Aerospace/Defense—1.9%
	Boeing Capital Corp.,
$300	6.50%, 2/15/12	A2/A+	316,271
	General Dynamics Corp.,
220	4.50%, 8/15/10	A2/A	216,900
			533,171
	Banking—3.0%
	Bank of America Corp.,
300	4.375%, 12/1/10	Aa1/AA	295,282
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa1/AA	99,198
50	6.00%, 2/21/12	Aa1/AA	51,389
	U.S. Bancorp,
170	4.50%, 7/29/10	Aa2/AA	168,320
	Wachovia Corp.,
210	4.375%, 6/1/10	Aa3/AA-	206,803
			820,992

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Chemicals—1.0%
	EI Du Pont de Nemours & Co.
$290	4.125%, 4/30/10	A2/A	$285,431

	Consumer Products—0.9%
	Procter & Gamble Co.,
215	3.50%, 12/15/08	Aa3/AA-	211,394
50	6.875%, 9/15/09	Aa3/AA-	51,975
			263,369
	Energy—0.5%
	Spectra Energy Capital LLC,
130	7.50%, 10/1/09	Baa1/BBB	135,613

	Financial Services—4.0%
	American Express Credit Corp.,
140	5.00%, 12/2/10	Aa3/A+	139,433
	Ameriprise Financial, Inc.,
160	5.35%, 11/15/10	A3/A-	161,052
	CIT Group, Inc.,
100	4.75%, 12/15/10	A2/A	95,173
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	99,906
55	6.00%, 6/15/12	Aaa/AAA	56,713
	Goldman Sachs Group, Inc.,
195	5.70%, 9/1/12	Aa3/AA-	197,191
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	97,466
75	7.00%, 5/15/12	Aa3/AA-	78,853
	SLM Corp.,
200	4.50%, 7/26/10	Baa1/BBB+	187,226
			1,113,013
	Food & Beverage—0.7%
	General Mills, Inc.,
180	6.00%, 2/15/12	Baa1/BBB+	183,997

	Insurance—0.8%
	Berkshire Hathaway Finance Corp.,
220	3.375%, 10/15/08	Aaa/AAA	216,378

	Machinery—0.5%
	John Deere Capital Corp.,
125	7.00%, 3/15/12	A2/A	133,639

	Multi-Media—0.9%
	News America Holdings, Inc.,
35	9.25%, 2/1/13	Baa2/BBB+	40,536
	Walt Disney Co.,
210	5.70%, 7/15/11	A2/A	212,998
			253,534
	Telecommunications—1.6%
	Cisco Systems, Inc.,
225	5.25%, 2/22/11	A1/A+	227,093
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	106,230
100	7.375%, 9/1/12	A3/A	108,876
			442,199
	Waste Disposal—0.1%
	Waste Management, Inc.,
25	6.50%, 11/15/08	Baa3/BBB	25,324

	Total Corporate Bonds & Notes (cost—$4,402,689)		4,406,660

U.S. TREASURY BONDS & NOTES—7.7%

	U.S. Treasury Bonds & Notes,
806	zero coupon, 2/15/15		582,936
382	zero coupon, 8/15/15		267,452
203	zero coupon, 11/15/15		140,082
1,557	zero coupon, 8/15/27		583,545
70	zero coupon, 2/15/37		17,083
110	2.625%, 3/15/09		107,929
220	4.50%, 3/31/09		221,702
81	4.50%, 5/15/17		80,544
150	4.875%, 5/31/09		152,203

	Total U.S. Treasury Bonds & Notes (cost—$2,092,344)		2,153,476

U.S. GOVERNMENT AGENCY SECURITIES—3.8%

	Fannie Mae,
100	4.625%, 12/15/09	Aaa/AAA	100,447
305	4.75%, 3/12/10	Aaa/AAA	307,259
125	5.00%, 10/15/11	Aaa/AAA	126,947
25	6.25%, 2/1/11	Aa2/AA-	26,256
	Federal Farm Credit Bank,
80	4.75%, 5/7/10	Aaa/AAA	80,611
305	4.80%, 4/25/11	Aaa/AAA	308,115
	Freddie Mac,
100	4.875%, 2/9/10	Aaa/AAA	101,019

	Total U.S. Government Agency Securities (cost—$1,033,094)		1,050,654

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—1.8%

	CORPORATE NOTES—1.3%
	Financial Services—0.4%
	GMAC LLC,
$115	6.125%, 1/22/08	Ba1/BB+	$114,765

	Food & Beverage—0.6%
	Kellogg Co.,
180	2.875%, 6/1/08	A3/BBB+	177,005

	Multi-Media—0.3%
	Time Warner Entertainment Co.,
80	7.25%, 9/1/08	Baa2/BBB+	80,895

	Total Corporate Notes (cost—$375,314)		372,665

	Total Short-Term Investments (cost $527,314)		524,665

	Repurchase Agreement—0.5%
152	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds: $152,056; collateralized by Fannie Mae, 6.25%, due 5/15/29, valued at $155,250 including accrued interest (cost—$152,000)		152,000

	Total Investments (cost—$27,762,426)	99.4%	27,732,960
	Other assets less liabilities	0.6	165,777
	Net Assets	100.0%	$27,898,737

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees.  Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securites are valued at the last quoted bid price.  Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service.  Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Equity Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—99.2%

	Aerospace/Defense—2.2%
4,100	Boeing Co.	$430,459

	Banking—1.8%
6,800	Bank of America Corp.	341,836

	Building/Construction—0.9%
6,500	Centex Corp.	172,705

	Consumer Discretionary—1.0%
2,500	Polo Ralph Lauren Corp., Class A	194,375

	Consumer Products—1.0%
2,800	Colgate-Palmolive Co.	199,696

	Consumer Services—2.1%
8,100	Moody’s Corp.	408,240

	Diversified Manufacturing—3.4%
10,500	Textron, Inc.	653,205

	Drugs & Medical Products—11.5%
11,000	Abbott Laboratories	589,820
6,700	Roche Holdings Ltd. ADR (a)	603,000
11,600	Teva Pharmaceutical Industries Ltd. ADR	515,852
11,000	Wyeth	490,050
		2,198,722
	Electronics—4.1%
21,300	Texas Instruments, Inc.	779,367

	Financial Services—13.3%
6,200	American Express Co.	368,094
9,300	Countrywide Financial Corp.	176,793
1,700	Goldman Sachs Group, Inc.	368,458
5,000	Lehman Brothers Holdings, Inc.	308,650
5,800	PMI Group, Inc.	189,660
8,300	Wachovia Corp.	416,245
20,000	Wells Fargo & Co.	712,400
		2,540,300
	Food & Beverage—2.1%
6,900	Coca-Cola Co.	396,543

	Healthcare & Hospitals—4.7%
10,900	Aetna, Inc.	591,543
3,500	Hologic, Inc. (a)	213,500
10,600	Nektar Therapeutics, Inc. (a)	93,598
		898,641
	Insurance—1.9%
5,800	Ambac Financial Group, Inc.	364,878

	Metals & Mining—4.0%
7,800	Arch Coal, Inc.	263,172
5,700	Nucor Corp.	338,979
1,900	Vulcan Materials Co.	169,385
		771,536
	Networking—6.1%
20,400	Cisco Systems, Inc. (a)	675,444
23,500	EMC Corp. (a)	488,800
		1,164,244
	Oil & Gas—11.1%
4,900	Chevron Corp.	458,542
9,500	ConocoPhillips	833,815
5,900	GlobalSantaFe Corp.	448,518
5,900	Weatherford International Ltd. (a)	396,362
		2,137,237
	Real Estate (REIT)—0.8%
7,500	CapitalSource, Inc.	151,800

	Retail—6.5%
10,700	Best Buy Co., Inc.	492,414
4,700	V.F. Corp.	379,525
8,100	Walgreen Co.	382,644
		1,254,583
	Semi-conductors—2.4%
5,100	Analog Devices, Inc.	184,416
27,000	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	273,240
		457,656
	Technology—7.4%
14,300	Adobe Systems, Inc. (a)	624,338
12,400	Corning, Inc.	305,660
850	Google, Inc., Class A (a)	482,179
		1,412,177
	Telecommunications—8.8%
15,900	AT&T, Inc.	672,729
4,100	NII Holdings, Inc., Class B (a)	336,815
18,000	Nokia Corp. ADR	682,740
		1,692,284
	Transportation—2.1%
3,600	Union Pacific Corp.	407,016

	Total Common Stock (cost—$16,554,517)	19,027,500

Principal
Amount
(000)			Value*
SHORT-TERM INVESTMENT—1.2%

	U.S. Government Agency Securities—1.2%

$220	Federal Home Loan Bank, 4.00%, 10/1/07 (cost—$220,000)		$220,000

	Total Investments (cost—$16,774,517)	100.4%	19,247,500
	Liabilities in excess of other assets	(0.4)	(67,193)
	Net Assets	100.0%	$19,180,307

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Global Equity Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—99.0%

	AUSTRALIA—2.2%
	Building & Construction—1.1%
59,400	Boart Longyear Group (a)	$125,096

	Insurance—1.1%
18,800	AXA Asia Pacific Holdings Ltd.	129,136

	Total Australia	254,232

	AUSTRIA—0.8%
	Utilities—0.8%
2,550	Zumtobel AG	96,774

	BERMUDA—1.7%
	Insurance—1.7%
2,940	RenaissanceRe Holdings Ltd.	192,305

	BRAZIL—1.0%
	Oil & Gas—1.0%
1,600	Petroleo Brasileiro S.A. ADR	120,800

	CAYMAN ISLANDS—1.8%
	Oil & Gas—1.8%
2,800	GlobalSantaFe Corp.	212,856

	FRANCE—12.1%
	Building & Construction—3.4%
1,100	Cie de Saint-Gobain	114,526
1,825	Lafarge S.A.	282,022
		396,548
	Capital Goods—1.0%
1,000	LVMH Moet Hennessy Louis Vuitton S.A.	119,359

	Financial Services—2.5%
1,750	Societe Generale	293,598

	Insurance—1.5%
3,800	AXA S.A.	169,685

	Materials & Processing—2.4%
950	Vallourec S.A.	272,636

	Retail—1.3%
800	Pinault-Printemps-Redoute S.A.	150,046

	Total France	1,401,872

	GERMANY—3.0%
	Drugs & Medical Products—1.1%
1,095	Merck KGaA	131,555

	Utilities—1.9%
1,750	RWE AG	219,236

	Total Germany	350,791

	GREECE—2.4%
	Entertainment—1.1%
3,470	OPAP S.A.	133,761

	Financial Services—1.3%
4,700	Hellenic Exchanges S.A. Holding	149,998

	Total Greece	283,759

	ITALY—3.3%
	Banking—3.3%
19,900	Banca Intesa SpA	152,975
26,800	Unicredito Italiano SpA	228,762
		381,737
	JAPAN—11.3%
	Automotive—1.0%
2,000	Toyota Motor Corp.	116,888

	Consumer Discretionary—2.4%
539	Nintendo Co., Ltd.	278,009

	Financial Services—3.3%
1,085	Orix Corp.	245,645
30	Osaka Securities Exchange Co., Ltd.	131,897
		377,542
	Insurance—1.4%
48,500	Fuji Fire & Marine Insurance Ltd.	164,821

	Metals & Mining—1.8%
23,225	NSK Ltd.	202,771

	Technology—1.4%
3,000	Canon, Inc.	162,633

	Total Japan	1,302,664

	NETHERLANDS—2.0%
	Telecommunications—2.0%
13,300	Koninklijke (Royal) KPN NV	229,814

Shares		Value*
	NEW ZEALAND—1.2%
	Building & Construction—1.2%
14,300	Fletcher Building Ltd.	$137,221

	NORWAY—2.1%
	Insurance—1.0%
7,100	Storebrand ASA	109,839

	Oil & Gas—1.1%
7,330	Prosafe ASA	130,505

	Total Norway	240,344

	SWEDEN—5.7%
	Banking—1.2%
4,235	Swedbank AB	140,712

	Diversified Manufacturing—2.9%
7,200	Sandvik AB	153,531
8,800	SKF AB	184,076
		337,607
	Technology—1.6%
45,270	Telefonaktiebolaget LM Ericsson	179,347

	Total Sweden	657,666

	SWITZERLAND—6.3%
	Drugs & Medical Products—2.3%
1,450	Roche Holdings AG	261,857

	Financial Services—2.0%
3,500	Credit Suisse Group	232,006

	Food—2.0%
525	Nestle S.A.	234,728

	Total Switzerland	728,591

	UNITED KINGDOM—6.1%
	Consumer Staples—4.1%
20,500	Tesco PLC	183,090
9,100	Unilever PLC	287,048
		470,138
	Telecommunications—2.0%
64,800	Vodafone Group PLC	232,731

	Total United Kingdom	702,869

	UNITED STATES—36.0%
	Building & Construction—0.8%
3,495	Centex Corp.	92,862

	Capital Goods—2.8%
7,900	General Electric Co.	327,060

	Commercial Services—2.3%
4,600	ChoicePoint, Inc. (a)	174,432
1,900	Moody’s Corp.	95,760
		270,192
	Computers—2.0%
10,900	EMC Corp. (a)	226,720

	Financial Services—4.6%
4,605	Bank of New York Mellon Corp.	203,265
2,100	Capital One Financial Corp.	139,503
2,700	Merrill Lynch & Co., Inc.	192,456
		535,224
	Food—1.6%
5,100	SYSCO Corp.	181,509

	Healthcare & Hospitals—4.2%
1,700	Biogen Idec, Inc. (a)	112,761
4,785	Sepracor, Inc. (a)	131,587
3,000	WellPoint, Inc. (a)	236,760
		481,108
	Insurance—1.2%
2,400	Allstate Corp.	137,256

	Materials & Processing—1.3%
1,700	Cleveland-Cliffs, Inc.	149,549

	Oil & Gas—5.9%
2,250	Chevron Corp.	210,555
5,400	ConocoPhillips	473,958
		684,513
	Restaurants—1.1%
3,800	Yum! Brands, Inc.	128,554

	Retail—3.5%
5,300	Family Dollar Stores, Inc.	140,768
1,900	Tiffany & Co.	99,465
3,500	Walgreen Co.	165,340
		405,573
	Software—2.2%
8,785	Microsoft Corp.	258,806

	Telecommunications—1.5%
8,895	Sprint Nextel Corp.	169,005

Shares		Value*
	Utilities—1.0%
1,300	Constellation Energy Group, Inc.	$111,527

	Total United States	4,159,458

	Total Common Stock (cost—$10,117,446)	11,453,753

SHORT-TERM INVESTMENTS––0.7%

REPURCHASE AGREEMENT—0.7%

Principal
Amount
(000)
$75	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $75,028; collateralized by Fannie Mae, 6.625%, due 11/15/30 valued at $78,244 including accrued interest (cost—$75,000)		75,000

	Total Investments (cost—$10,192,446) (b)	99.7%	11,528,753
	Other assets less liabilities	0.3	37,919
	Net Assets	100.0%	$11,566,672

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Fair-valued security—Securities with an aggregate value of $6,768,333, representing 58.52% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain Portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilitzes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair-value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—79.5%

	Aerospace/Defense—2.2%
50,000	Boeing Co.	$5,249,500

	Apparel & Textiles—1.6%
50,000	Polo Ralph Lauren Corp., Class A	3,887,500

	Banking—2.0%
93,200	Wachovia Corp.	4,673,980

	Building & Construction—0.8%
70,500	Centex Corp.	1,873,185

	Computer Software—5.4%
71,000	Adobe Systems, Inc. (h)	3,099,860
44,200	MasterCard, Inc.	6,540,274
144,600	Oracle Corp. (h)	3,130,590
		12,770,724
	Computers—1.4%
158,000	EMC Corp. (h)	3,286,400

	Diversified Manufacturing—2.8%
109,400	Textron, Inc.	6,805,774

	Drugs & Medical Products—8.0%
146,100	Gilead Sciences, Inc. (h)	5,971,107
54,100	Roche Holdings AG ADR	4,869,000
68,300	Teva Pharmaceutical Industries Ltd. ADR	3,037,301
118,000	Wyeth	5,256,900
		19,134,308
	Financial Services—11.4%
305,000	Countrywide Financial Corp.	5,798,050
21,200	IntercontinentalExchange, Inc. (h)	3,220,280
73,700	JPMorgan Chase & Co.	3,376,934
105,300	Lehman Brothers Holdings, Inc.	6,500,169
234,000	Wells Fargo & Co.	8,335,080
		27,230,513
	Food & Beverage—2.7%
54,900	Coca-Cola Co.	3,155,103
84,800	SUPERVALU, Inc.	3,308,048
		6,463,151
	Healthcare & Hospitals—4.6%
145,600	Aetna, Inc.	7,901,712
54,200	Novartis AG ADR	2,978,832
		10,880,544
	Hotels/Gaming—1.2%
48,800	Starwood Hotels & Resorts Worldwide, Inc.	2,964,600

	Insurance—3.3%
35,000	Ambac Financial Group, Inc.	2,201,850
45,600	MBIA, Inc.	2,783,880
87,900	PMI Group, Inc.	2,874,330
		7,860,060
	Metals & Mining—0.8%
59,400	Companhia Vale do Rio Doce ADR	2,015,442

	Oil & Gas—8.6%
90,400	ConocoPhillips	7,934,408
65,000	EOG Resources, Inc.	4,701,450
46,800	Exxon Mobil Corp.	4,331,808
48,300	GlobalSantaFe Corp.	3,671,766
		20,639,432
	Real Estate (REIT)—0.7%
84,600	CapitalSource, Inc.	1,712,304

	Retail—4.4%
82,500	Best Buy Co., Inc.	3,796,650
37,500	Kohl’s Corp. (h)	2,149,875
97,600	Nordstrom, Inc.	4,576,464
		10,522,989
	Semi-conductors—4.1%
462,738	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	4,682,909
140,700	Texas Instruments, Inc.	5,148,213
		9,831,122
	Technology—2.9%
12,300	Google, Inc., Class A (h)	6,977,421

	Telecommunications—8.9%
182,200	Cisco Systems, Inc. (h)	6,032,642
52,820	NII Holdings, Inc., Class B (h)	4,339,163
204,700	Nokia Corp. ADR	7,764,271
159,000	Sprint Nextel Corp.	3,021,000
		21,157,076
	Transportation—1.7%
36,800	Union Pacific Corp.	4,160,608

	Total Common Stock (cost—$166,906,236)	190,096,633

U.S. GOVERNMENT AGENCY SECURITIES—16.0%

Principal
Amount
(000s)
	Fannie Mae,
$100	4.673%, 5/25/35 CMO, FRN	99,394
161	4.837%, 8/1/35 FRN, MBS	160,854

Principal
Amount
(000s)		Value*
	Fannie Mae,
$3,584	5.00%, 6/1/18 MBS	$3,522,583
658	5.00%, 1/1/20 MBS	645,909
874	5.00%, 4/1/21 MBS	856,850
1,800	5.00%, TBA (d)	1,716,750
276	5.191%, 7/25/37 CMO, FRN	273,242
54	5.50%, 6/1/16 MBS	54,415
99	5.50%, 1/1/17 MBS	98,888
93	5.50%, 3/1/17 MBS	93,594
2,000	5.50%, TBA, MBS (d)	1,995,000
4,000	5.50%, TBA, MBS (d)	3,917,500
831	5.557%, 5/1/36 FRN, MBS	840,209
274	6.00%, 6/1/16 MBS	278,236
4	6.00%, 7/1/16 MBS	4,103
5	6.00%, 8/1/16 MBS	4,753
12	6.00%, 10/1/16 MBS	11,759
166	6.00%, 12/1/16 MBS	168,735
7	6.00%, 1/1/17 MBS	7,452
6	6.00%, 2/1/17 MBS	6,192
26	6.00%, 3/1/17 MBS	26,477
97	6.00%, 4/1/17 MBS	98,392
18	6.00%, 5/1/17 MBS	17,964
5	6.00%, 7/1/17 MBS	4,712
87	6.00%, 11/1/17 MBS	88,762
3,000	6.00%, TBA, MBS (d)	3,003,750
112	6.405%, 9/1/40 FRN, MBS	112,754
51	7.225%, 9/1/39 FRN, MBS	51,168
	Federal Home Loan Mortgage Corp.
	Structured Pass Through Securities, CMO, FRN,
39	6.205%, 2/25/45	38,780
	Freddie Mac,
444	4.50%, 10/15/22 CMO	443,107
173	5.00%, 11/1/18 MBS	170,159
3,000	5.50%, 9/1/37 MBS	2,937,556
285	5.903%, 7/15/19 CMO, FRN	283,773
1,236	5.903%, 8/15/19 CMO, FRN	1,231,331
1,715	5.903%, 10/15/20 CMO, FRN	1,708,973
1,164	5.983%, 2/15/19 CMO, FRN	1,160,291
85	6.00%, 3/1/16 MBS	85,998
135	6.00%, 8/15/32 CMO	134,110
135	6.00%, 9/15/32 CMO	131,574
1,000	6.00%, TBA MBS (d)	1,000,938
30	6.203%, 11/15/30 CMO, FRN	30,425
3	7.42%, 7/1/30 FRN, MBS	3,077
	Government National Mortgage
	Association,
75	5.50%, 7/20/30 FRN, MBS	75,825
160	5.75%, 2/20/32 FRN, MBS	160,905
23	5.996%, 9/20/30 CMO, FRN	23,481
12	6.00%, 11/20/28 MBS	12,401
4	6.00%, 11/20/31 MBS	3,809
526	6.00%, 6/20/34 MBS	529,389
56	6.125%, 10/20/29 FRN, MBS	56,095
426	6.375%, 5/20/30 FRN, MBS	430,143
	Small Business Administration
	Participation Certificates,
1,563	4.625%, 2/1/25	1,507,035
1,436	4.684%, 9/10/14	1,406,490
1,332	4.87%, 12/1/24	1,307,140
3,058	4.90%, 1/1/23	3,027,929
1,410	4.95%, 3/1/25	1,371,016
865	5.11%, 4/1/25	861,107

	Total U.S. Government Agency Securities (cost—$38,754,685)	38,293,254

CORPORATE BONDS & NOTES—3.8%

		Credit Rating
		(Moody’s/S&P)
	Airlines—0.9%
	United Air Lines, Inc. (a),(e)
1,861	8.03%, 1/1/13, Ser. 00-1	B3/B	2,178,310
269	11.56%, 5/27/24 (i)	NR/NR	484
			2,178,794
	Banking—1.4%
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa1/AA	204,638
	ICICI Bank Ltd., FRN (a)(c),
300	5.90%, 1/12/10	Baa2/BBB-	297,409

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Banking (continued)
	Korea Development Bank, FRN,
$800	5.50%, 4/3/10	Aa3/A	$796,826
	Landwirtschaftliche Rentenbank,
¥200,000	0.65%, 9/30/08	Aaa/AAA	1,734,997
	Resona Bank Ltd., VRN (c),
$100	5.85%, 4/15/16	A2/BBB	94,049
	Wachovia Corp.,
100	5.625%, 10/15/16	A1/A+	98,777
			3,226,696
	Financial Services—1.0%
	Bear Stearns Cos., Inc., FRN,
500	5.59%, 8/21/09	A1/A+	487,807
	Citigroup, Inc.,
200	5.50%, 8/27/12	Aa1/AA	202,222
	Ford Motor Credit Co.,
50	7.25%, 10/25/11	B1/B	46,856
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A1/A+	388,100
	HSBC Capital Funding L.P., VRN (c),
1,000	9.547%, 6/30/10	A1/A	1,096,532
	SMFG Preferred Capital USD 1 Ltd., VRN (c),
100	6.078%, 1/25/17	A2/BBB+	92,469
			2,313,986
	Oil & Gas—0.4%
	Gazprom AG,
300	10.50%, 10/21/09	A3/BBB	327,593
	Pemex Project Funding Master Trust,
100	5.75%, 12/15/15	Baa1/BBB	100,061
	Sonat, Inc.,
600	7.625%, 7/15/11	Ba3/BB-	620,955
			1,048,609
	Telecommunications—0.1%
	BellSouth Corp. (c),
300	4.24%, 4/26/21	A2/A	298,256
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	49,250
			347,506

	Total Corporate Bonds & Notes (cost—$8,691,079)		9,115,591

MORTGAGE-BACKED SECURITIES—1.2%
	Banc of America Funding Corp.,
	CMO, FRN,
216	4.112%, 5/25/35	Aaa/AAA	212,065
	Countrywide Home Loan Mortgage Pass
	Through Trust, CMO, FRN,
75	5.25%, 2/20/36	Aaa/AAA	74,789
	Greenpoint Mortgage Pass-Through
	Certificates, CMO, FRN,
160	4.387%, 10/25/33	Aaa/AAA	159,049
	Harborview Mortgage Loan Trust, CMO, VRN,
129	5.149%, 7/19/35	Aaa/AAA	128,304
	Prime Mortgage Trust, CMO, FRN,
18	5.531%, 2/25/19	Aaa/AAA	18,251
42	5.531%, 2/25/34	Aaa/AAA	41,476
	Small Business Administration
	Participation Certificates,
2,143	4.524%, 2/10/13	NR/AAA	2,093,594
14	7.449%, 8/10/10	NR/AAA	13,786

	Total Mortgage-Backed Securities (cost—$2,788,865)		2,741,314

ASSET-BACKED SECURITIES—1.0%

	Bear Stearns Alt-A Trust, CMO, VRN,
59	5.507%, 9/25/35	Aaa/AAA	58,581
	Citigroup Mortgage Loan Trust, Inc., FRN,
905	5.241%, 3/25/37	Aaa/AAA	897,440
	SLM Student Loan Trust,
300	3.80%, 12/15/38 (c)	Aaa/AAA	294,030
808	5.35%, 10/27/14 FRN	Aaa/AAA	808,107
204	5.35%, 10/25/18 FRN	Aaa/AAA	203,385
140	5.37%, 4/27/15 FRN	Aaa/AAA	140,008

	Total Asset-Backed Securities (cost—$2,409,180)		2,401,551

U.S. TREASURY BONDS & NOTES—0.9%
	U.S. Treasury Inflation Indexed

	Bonds & Notes (f),
113	2.00%, 1/15/14	111,113
210	2.00%, 1/15/16	205,175
210	2.00%, 1/15/26	200,453
105	2.375%, 4/15/11 (d)	105,481

Principal
Amount
(000s)		Value*
$103	2.375%, 1/15/27	$104,400
300	2.625%, 7/15/17	309,438
1,043	3.00%, 7/15/12	1,085,189

	Total U.S. Treasury Bonds & Notes (cost—$2,103,054)	2,121,249

PREFERRED STOCK—0.3%

Shares
Financial Services—0.3%
DG Funding Trust, (c),
68	7.448%, UNIT (cost—$716,526)	728,875

MUNICIPAL BONDS & NOTES—0.2%

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
	Texas—0.2%
	Lower Colorado River Auth. Rev. (AMBAC),
$360	5.00%, 5/15/33	Aaa/AAA	367,697
40	5.00%, 5/15/33 (Pre-refunded @ $100, 5/15/13) (b)	Aaa/AAA	42,787

	Total Municipal Bonds & Notes (cost—$406,442)		410,484

SHORT-TERM INVESTMENTS—1.5%

	U.S. Government Agency Securities—0.7%
	Federal Home Loan Bank,
1,600	4.00%, 10/1/07 (cost—$1,600,000)		1,600,000

	U.S. Treasury Bills (g)—0.2%
450	3.77%, 12/13/07 (cost—$446,555)		446,556

	Sovereign Debt Obligations—0.1%
	Republic of Italy,
¥36,000	3.80%, 3/27/08 (cost—$318,991)	Aa2/A+	317,575

	Corporate Notes—0.1%
	Utilities—0.1%
	TXU Electric Delivery Co., FRN (c),
$300	6.069%, 9/16/08 (cost—$300,000)	Baa2/BBB-	296,949

	Repurchase Agreement—0.4%
830	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $830,284; collateralized by Federal Farm Credit Bank 4.50% due 9/13/10, valued at $791,975 including accrued interest and Freddie Mac 5.20% due 3/5/19, valued at $58,709 including accrued interest (cost—$830,000)		830,000

	Total Short-Term Investments (cost—$3,495,546)		3,491,080

Contracts/
Notional
Amount
OPTIONS PURCHASED (h)—0.1%
	Call Options—0.1%
	1-Year Interest Rate Swap (OTC),
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
$5,000,000	strike price $4.75, expires 2/1/08	18,378
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
6,000,000	strike price $4.75, expires 9/26/08	52,964
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
9,000,000	strike price $4.75, expires 9/26/08	79,445
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
2,000,000	strike price $5.20, expires 2/2/09	26,898
		177,685
	Put Options—0.0%
	Fannie Mae (OTC),
12,500,000	strike price $85.063, expires 11/6/07	62
	Financial Future Euro—90 day (CME),
55	strike price $91.25, expires 12/17/07	344
200	strike price $91.75, expires 3/17/08	1,250
83	strike price $92.50, expires 3/17/08	519

Contracts/
Notional
Amount			Value*
15	strike price $92.50, expires 6/16/08		$94
40	strike price $92.75, expires 3/17/08		250
34	strike price $92.75, expires 6/16/08		212
204	strike price $93, expires 3/17/08		1,275
			4,006

	Total Options Purchased (cost—$97,134)		181,691

	Total Investments before options written (cost—$226,368,747)—104.5%		249,581,722

OPTIONS WRITTEN (h)—(0.1)%

	Call Options—(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
$1,000,000	strike price $5.45, expires 2/2/09		(28,016)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
1,000,000	strike price $4.90, expires 2/1/08		(11,433)
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
3,000,000	strike price $4.95, expires 9/26/08		(48,345)
	Pay 3-Month U.S. $ LIBOR Floating Rate Index,
4,000,000	strike price $4.95, expires 9/26/08		(64,460)
	Financial Future Euro—90 day (CME),
7	strike price $95.75, expires 3/17/08		(2,887)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
58	strike price $111, expires 11/20/07		(21,750)
	U.S. Treasury Notes 5 yr. Futures (CBOT),
15	strike price $108, expires 11/20/07		(5,391)
			(182,282)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
5	strike price $107, expires 11/20/07		(1,094)

	Total Options Written (premiums received—$132,872)		(183,376)

	Total Investments net of options written (cost—$226,235,875)	104.4%	249,398,346
	Other liabilities in excess of other assets	(4.4)	(10,396,737)
	Net Assets	100.0%	$239,001,609

Notes to Schedule of Investments:

(a)  Illiquid security.

(b)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)  144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Delayed-delivery security.  To be settled/delivered after September 30, 2007.

(e) Security in default.

(f)  Inflationary Bonds—Principal amount of security is adjusted for inflation.

(g)  All or partial amount segregated as collateral for futures contracts, options written, and/or delayed-delivery securities.

(h)  Non-income producing.

(i)  Fair-valued security—Securities with an aggregate value of $484, representing 0.00% of net assets, have been fair-valued.

Glossary:

ADR—American Depositary Receipt

AMBAC—insured by American Municipal Bond Assurance Corp.

CBOT––Chicago Board of Trade

CME—Chicago Mercantile Exchange

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on September 30, 2007.

¥—Japanese Yen

LIBOR—London Inter-bank Offered Rate

NR—Not Rated

OTC—Over the Counter

TBA—To Be Announced.

UNIT—More than one class of securities trade together.

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2007.

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of a security, are fair-valued, in good faith, as determined pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded the in over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter counter market is the primary market or for listed securities in which there were no sales. Prices obtained by an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the final settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Other Investments:

(1) Future contracts outstanding at September 30, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Aput British Pound LIBOR—90 day, September 2008	21	$0	9/17/08	$(267)
	Eurodollar Future, June 2008	57	13,627	6/16/08	54,188
	Eurodollar Future, September 2008	12	2,871	9/15/08	18,950
	Eurodollar Future, December 2008	48	11,482	12/15/08	76,300
	Eurodollar Future, March 2009	6	1,434	3/16/09	5,025
	Euroyen Future, December 2007	26	644,443	12/17/07	6,001
	Financial Future British Pound—90 day, June 2008	38	4,487	6/30/08	18,934
	Financial Future British Pound—90 day, September 2008	27	3,191	9/30/08	32,593
	Libor Future, March 2008	7	825	3/19/08	2,905
	Libor Future, December 2008	12	1,419	12/17/08	20,947
	Libor Future, March 2009	18	2,128	3/18/09	24,489
	Libor Future, June 2009	6	709	6/17/09	8,511
					$268,576

(2) Transactions in options written for the nine months ended September 30, 2007:

	Contracts/Notional
	Amount	Premiums
Options outstanding, December 31, 2006	7,100,053	$88,889
Options written	9,000,258	184,266
Options terminated in closing transactions	(3,000,042)	(38,683)
Options assigned	(37)	(10,860)
Options expired	(4,100,147)	(90,740)
Options outstanding, September 30, 2007	9,000,085	$132,872

(3) Credit default swap contracts outstanding at September 30, 2007:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
GMAC	$1,000	9/20/08	1.00%	$(17,515)
Barclays Bank
Pemex	1,000	7/20/11	0.83%	11,868
Citibank N.A.
Dow Jones CDX	500	6/20/12	2.144%	11,324
Goldman Sachs
Anadarko Petroleum	100	3/20/08	0.15%	43
JPMorgan Chase
Gazprom Capital	700	11/20/07	0.415%	1,005
Morgan Stanley
Russian Federation	100	6/20/08	0.245%	(112)
				$6,613

(4) Interest rate swap agreements outstanding at September 30, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$100	12/19/14	5.00%	3-Month USD-LIBOR	$(326)
Bank of America	100	12/19/17	5.00%	3-Month USD-LIBOR	(204)
Barclays Bank	£700	12/20/08	6-Month GBP-LIBOR	6.00%	1,128
Barclays Bank	£400	3/20/09	6-Month GBP-LIBOR	6.00%	384
Barclays Bank	£400	6/15/09	6-Month GBP-LIBOR	5.00%	(45)
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	(624)
BNP Paribas Bank	€600	10/15/10	5-Year French CPI Ex Tobacco Daily Reference Index	2.09%	11,504
Citibank N.A.	$300	12/19/12	5.00%	3-Month USD-LIBOR	(1,122)
Citibank N.A.	MXN 300	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(288)
Citibank N.A.	$100	12/19/17	5.00%	3-Month USD-LIBOR	(174)
Credit Suisse First Boston	£100	6/15/09	6-Month GBP-LIBOR	5.00%	(597)
Credit Suisse First Boston	$200	12/19/17	5.00%	3-Month USD-LIBOR	(2,081)
Deutsche Bank	£400	12/20/08	6-Month GBP-LIBOR	6.00%	527
Deutsche Bank	€800	12/19/09	6-Month EUR-LIBOR	5.00%	7,192
Deutsche Bank	€300	12/15/11	4.00%	6-Month EUR-LIBOR	2,064
Deutsche Bank	$300	12/19/14	5.00%	3-Month USD-LIBOR	(1,962)
Deutsche Bank	€200	12/19/17	5.00%	6-Month EUR-LIBOR	(6,007)
Deutsche Bank	£200	12/15/36	4.00%	6-Month GBP-LIBOR	5,585
Deutsche Bank	$600	12/19/37	3-Month USD-LIBOR	5.00%	36,477
Goldman Sachs	€300	3/20/09	6-Month EUR-LIBOR	4.00%	(719)
Goldman Sachs	£800	6/15/09	6-Month GBP-LIBOR	5.00%	(5,489)
Goldman Sachs	£1,900	6/19/09	6-Month GBP-LIBOR	6.00%	23,720
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.465%	(50)
Goldman Sachs	MXN 1,300	4/3/12	28-Day Mexico Interbank TIIE Banxico	7.78%	(1,507)
Goldman Sachs	£100	12/15/36	5.50%	6-Month GBP-LIBOR	(2,772)
Goldman Sachs	€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(670)
HSBC Bank	£100	12/15/36	4.00%	6-Month GBP-LIBOR	17,550
Lehman Brothers	£800	9/20/09	6-Month GBP-LIBOR	4.50%	(37,466)
Merrill Lynch	£200	12/15/35	4.00%	6-Month GBP-LIBOR	18,407
Merrill Lynch	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	(259)
Merrill Lynch	BRL 200	1/4/10	BRL-CDI-Compounded	12.948%	2,471

Merrill Lynch	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	3,146
Morgan Stanley	BRL 400	1/4/10	BRL-CDI-Compounded	12.78%	4,068
Morgan Stanley	$400	12/19/37	3-Month USD-LIBOR	5.00%	25,918
Royal Bank of Scotland	£400	3/20/09	6-Month GBP-LIBOR	6.00%	185
Royal Bank of Scotland	€100	3/28/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	(719)
Royal Bank of Scotland	$500	12/19/12	5.00%	3-Month USD-LIBOR	(1,630)
Royal Bank of Scotland	200	12/19/14	5.00%	3-Month USD-LIBOR	(908)
Royal Bank of Scotland	200	12/19/17	5.00%	3-Month USD-LIBOR	(711)
Royal Bank of Scotland	£100	12/15/36	4.00%	6-Month GBP-LIBOR	8,956
Royal Bank of Scotland	$800	12/19/37	3-Month USD-LIBOR	5.00%	51,629
UBS	AUD 1,500	9/15/09	3-Month Australian Bank Bill	7.00%	(1,173)
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.575%	2,490
					$155,898

(5) Forward foreign currency contracts outstanding at September 30, 2007:

	Notional			Unrealized
	Amount	U.S.$ Value	U.S.$ Value	Appreciaton
	(000)	Origination Date	September 30, 2007	(Depreciation)
Bought:
Brazilian Real, settling 10/2/07	BRL 6,425	$3,313,640	$3,490,555	$176,915
Brazilian Real, settling 11/5/07	BRL 17	9,000	9,278	278
Brazilian Real, settling 7/2/08	BRL 2,949	1,462,885	1,550,334	87,449
Canadian dollar, settling 11/1/07	CAD 92	90,751	92,387	1,636
Euro, settling 10/4/07	EUR 286	388,532	406,698	18,166
Indonesian Rupiah, settling 5/27/08	IDR 617,400	70,000	66,419	(3,581)
Indonesian Rupiah, settling 10/3/07	INR 2,068	50,290	52,149	1,859
Indonesian Rupiah, settling 5/12/08	INR 6,622	156,739	166,034	9,295
Japanese Yen, settling 10/25/07	JPY 23,661	205,198	206,486	1,288
Korean Won, settling 1/30/08	KRW 26,925	29,433	29,552	119
Korean Won, settling 8/4/08	KRW 74,736	80,859	82,211	1,352
Mexican Peso, settling 3/13/08	MXN 1,115	101,448	100,812	(636)
Mexican Peso, settling 7/10/08	MXN 112	10,000	10,098	98
Malaysian Ringgitt, settling 5/21/08	MYR 340	103,000	100,840	(2,160)
Philippine Peso, settling 5/19/08	PHP 1,520	33,000	33,361	361
Poland Zloty, settling 7/10/08	PLN307	112,017	115,658	3,641
Russian Ruble, settling 1/11/08	RUB 5,564	216,202	222,251	6,049
Singapore Dollar, settling 10/3/07	SGD 168	110,449	113,584	3,135
Singapore Dollar, settling 5/22/08	SGD 166	111,663	114,012	2,349

Sold:
Brazilian Real, settling 10/2/07	BRL 6,425	3,377,691	3,490,555	(112,864)
Euro, settling 10/4/07	EUR 572	780,000	813,372	(33,372)
Great British Pound, settling 11/1/07	GBP 241	484,410	490,943	(6,533)
Indian Rupee, settling 10/3/07	INR 2,068	49,800	52,149	(2,349)
Japanese Yen, settling 10/25/07	JPY 289,840	2,416,536	2,529,391	(112,855)
Mexican Peso, settling 7/10/08	MXN 792	71,000	70,877	123
Russian Ruble, settling 1/11/08	RUB 5,335	207,357	213,109	(5,752)
Singapore Dollar, settling 10/3/07	SGD 169	111,196	113,583	(2,387)
				$31,624

BRL––Brazilian Real

CAD––Canadian Dollar

€––Euro

¥––Japanese Yen

GBP––Great British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW––Korean Won

LIBOR––London Inter-bank Offered Rate

MXN––Mexican Peso

MYR––Malaysian Ringgitt

PHP––Philippine Peso

PLN––Polish Zloty

RUB––Russian Ruble

SGD––Singapore Dollar

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—94.0%
	Advertising—2.2%
12,600	Lamar Advertising Co.	$617,022
14,851	WPP Group PLC ADR	1,002,442
		1,619,464
	Aerospace/Defense—2.1%
12,100	Goodrich Corp.	825,583
19,400	Spirit Aerosystems Holdings, Inc. (a)	755,436
		1,581,019
	Apparel & Textiles—1.0%
27,100	Wolverine World Wide, Inc.	742,540

	Automotive—1.4%
16,700	Oshkosh Truck Corp.	1,034,899

	Building/Construction—0.9%
52,300	D.R. Horton, Inc.	669,963

	Chemicals—4.5%
19,000	Cytec Industries, Inc.	1,299,410
39,200	Mosaic Co. (a)	2,097,984
		3,397,394
	Commercial Services—4.3%
35,000	ChoicePoint, Inc. (a)	1,327,200
57,300	H&E Equipment Services, Inc. (a)	1,030,254
15,000	Weight Watchers International, Inc.	863,400
		3,220,854
	Computer Services—1.2%
17,300	CACI International, Inc. (a)	883,857

	Computer Software—1.3%
42,100	MoneyGram International, Inc.	951,039

	Consumer Services—3.2%
39,700	Monster Worldwide, Inc. (a)	1,352,182
28,562	Pharmaceutical Product Development, Inc.	1,012,237
		2,364,419
	Drugs & Medical Products—2.6%
29,700	United Therapeutics Corp. (a)	1,976,238

	Electronics—4.5%
22,300	Ametek, Inc.	963,806
35,800	Amphenol Corp.	1,423,408
42,600	Jabil Circuit, Inc.	972,984
		3,360,198
	Financial Services—8.6%
41,000	CIT Group, Inc.	1,648,200
45,000	E*Trade Financial Corp. (a)	587,700
24,800	Lazard Ltd.	1,051,520
22,300	MBIA, Inc.	1,361,415
34,800	Prosperity Bancshares, Inc.	1,153,968
9,100	Zions Bancorporation	624,897
		6,427,700
	Food & Beverage—1.8%
43,900	Smithfield Foods, Inc. (a)	1,382,850

	Healthcare & Hospitals—6.1%
18,200	Coventry Health Care, Inc. (a)	1,132,222
14,200	DaVita, Inc. (a)	897,156
33,700	Health Net, Inc. (a)	1,821,485
25,400	Sepracor, Inc. (a)	698,500
		4,549,363
	Insurance—3.7%
22,300	Platinum Underwriters Holdings Ltd.	801,908
15,900	RenaissanceRe Holdings Ltd.	1,040,019
19,400	Stancorp Financial Group, Inc.	960,494
		2,802,421
	Machinery—2.7%
26,300	Joy Global, Inc.	1,337,618
18,900	Zebra Technologies Corp. (a)	689,661
		2,027,279
	Materials & Processing—4.4%
5,100	Carpenter Technology Corp.	663,051
13,200	Cleveland-Cliffs, Inc.	1,161,204
24,200	Nucor Corp.	1,439,174
		3,263,429
	Multi-Media—1.1%
15,500	McGraw-Hill Cos., Inc.	789,105

	Oil & Gas—9.4%
33,200	FMC Technologies, Inc. (a)	1,914,312
19,900	Grant Prideco, Inc. (a)	1,084,948
15,288	Hess Corp.	1,017,111
7,200	National-Oilwell Varco, Inc. (a)	1,040,400
31,000	Range Resources Corp.	1,260,460
26,600	Vectren Corp.	725,914
		7,043,145
	Real Estate (REIT)—5.5%
17,700	AMB Property Corp.	1,058,637
48,400	Annaly Mortgage Management, Inc.	771,012
23,200	CBL & Associates Properties, Inc.	813,160
50,000	Nationwide Health Properties, Inc.	1,506,500
		4,149,309
	Retail—3.6%
21,900	Advance Auto Parts, Inc.	734,964
20,300	K-Swiss, Inc.	465,073

Shares		Value*
	Retail (continued)
15,500	Petsmart, Inc.	$494,450
37,700	Ross stores, Inc.	966,628
		2,661,115
	Semi-conductors—2.9%
23,000	ASML Holding NV ADR (a)	755,780
24,997	KLA-Tencor Corp.	1,394,333
		2,150,113
	Technology—4.4%
34,000	Cognos, Inc. (a)	1,412,020
20,500	Hubbell, Inc.	1,170,960
27,800	Molex, Inc.	705,008
		3,287,988
	Transportation—1.3%
42,600	UTI Worldwide, Inc.	978,948

	Utilities—7.8%
8,542	Constellation Energy Group, Inc.	732,818
25,400	DPL, Inc.	667,004
135,500	Dynegy, Inc. (a)	1,252,020
30,500	Mirant Corp. (a)	1,240,740
22,600	NRG Energy, Inc. (a)	955,754
24,653	SCANA Corp.	955,057
		5,803,393
	Wholesale—1.5%
12,800	CDW Corp. (a)	1,116,160

	Total Common Stock (cost—$67,495,127)	70,234,202

EXCHANGE-TRADED FUND—1.7%

19,400	KBW Capital Markets (cost—$1,237,769)	1,276,520

SHORT-TERM INVESTMENTS—3.9%

Principal
Amount
(000)
	U.S. Government Agency Discount Notes—3.7%
	Federal Home Loan Bank,
$2,800	4.00%, 10/1/07 (cost—$2,800,000)		2,800,000

	Repurchase Agreement—0.2%
147	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds: $147,054; collateralized by Federal Home Loan Bank, 5.375%, due 3/9/09, valued at $150,375 including accrued interest (cost—$147,000)		147,000

	Total Short Term Investments (cost—$2,947,000)		2,947,000

	Total Investments (cost—$71,679,896)	99.6%	74,457,722
	Other assets less liabilities	0.4	280,806
	Net Assets	100.0%	$74,738,528

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR––American Depositary Receipt

REIT––Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Renaissance Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—95.1%

	Aerospace/Defense—7.1%
7,700	Goodrich Corp.	$525,371
4,300	Raytheon Co.	274,426
3,100	Spirit Aerosystems Holdings, Inc. (a)	120,714
		920,511
	Automotive—0.4%
6,100	Ford Motor Co. (a)	51,789

	Banking—3.4%
3,400	PNC Financial Services Group, Inc.	231,540
6,200	Prosperity Bancshares, Inc.	205,592
		437,132
	Building/Construction—1.6%
900	Foster Wheeler Ltd. (a)	118,152
3,700	Lennar Corp.	83,805
		201,957
	Capital Goods—0.5%
2,100	Goodyear Tire & Rubber Co. (a)	63,861

	Chemicals—2.6%
1,700	Cytec Industries, Inc.	116,263
4,200	Mosaic Co. (a)	224,784
		341,047
	Commercial Services—2.8%
4,700	ChoicePoint, Inc. (a)	178,224
8,900	H&R Block, Inc.	188,502
		366,726
	Consumer Discretionary—1.2%
6,000	Family Dollar Stores, Inc.	159,360

	Consumer Staples—2.2%
1,600	Loews Corp. - Carolina Group	131,568
4,342	SYSCO Corp.	154,532
		286,100
	Electronics—1.4%
2,700	Brady Corp.	96,876
2,900	Tektronix, Inc.	80,446
		177,322
	Entertainment—0.7%
3,700	Brunswick Corp.	84,582

	Financial Services—8.9%
5,281	Bank of New York Mellon Corp.	233,103
6,500	CIT Group, Inc.	261,300
4,900	Countrywide Financial Corp.	93,149
3,000	Lazard Ltd., Class A	127,200
4,100	MBIA, Inc.	250,305
2,800	Zions Bancorporation	192,276
		1,157,333
	Food—1.3%
5,400	Smithfield Foods, Inc. (a)	170,100

	Healthcare & Hospitals—4.8%
2,800	Coventry Health Care, Inc. (a)	174,188
2,000	DaVita, Inc. (a)	126,360
4,000	Health Net, Inc. (a)	216,200
3,800	Sepracor, Inc. (a)	104,500
		621,248
	Household Products—1.5%
3,200	Clorox Co.	195,168

	Industrial—2.1%
4,400	Oshkosh Truck Corp.	272,668

	Insurance—7.0%
4,400	Assurant, Inc.	235,400
1,500	PartnerRe Ltd.	118,485
5,200	Platinum Underwriters Holdings Ltd.	186,992
3,125	Reinsurance Group of America, Inc.	177,156
3,700	Stancorp Financial Group, Inc.	183,187
		901,220
	Machinery—2.0%
3,500	Joy Global, Inc.	178,010
2,300	Zebra Technologies Corp. (a)	83,927
		261,937
	Materials & Processing—2.4%
1,090	Cleveland-Cliffs, Inc.	95,887
3,300	Companhia Vale do Rio Doce ADR	111,969
1,650	Nucor Corp.	98,126
		305,982
	Oil & Gas—8.0%
2,400	ConocoPhillips	210,648
6,600	FMC Technologies, Inc. (a)	380,556
4,600	Hess Corp.	306,038
1,000	National-Oilwell Varco, Inc. (a)	144,500
		1,041,742
	Paper/Paper Products—0.8%
9,300	Smurfit-Stone Container Corp. (a)	108,624

	Real Estate (REIT)—10.4%
6,700	AMB Property Corp.	400,727
9,300	Annaly Mortgage Management, Inc.	148,149
6,800	CapitalSource, Inc.	137,632
8,000	CBL & Associates Properties, Inc.	280,400
5,000	Douglas Emmett, Inc.	123,650
8,300	Nationwide Health Properties, Inc.	250,079
		1,340,637

Shares		Value*
	Retail—2.1%
3,400	Advance Auto Parts, Inc.	$114,104
2,400	Petsmart, Inc.	76,560
2,800	TJX Cos., Inc.	81,396
		272,060
	Semi-conductors—1.2%
4,700	Fairchild Semi-conductor International, Inc. (a)	87,796
1,300	KLA-Tencor Corp.	72,514
		160,310
	Technology—3.4%
6,200	EMC Corp. (a)	128,960
3,500	Hubbell, Inc.	199,920
4,600	Molex, Inc.	116,656
		445,536
	Telecommunications—2.8%
18,800	Sprint Corp.	357,200

	Utilities—12.5%
3,600	American Electric Power Co., Inc.	165,888
1,900	Atmos Energy Corp.	53,808
1,700	Constellation Energy Group, Inc.	145,843
5,500	DPL, Inc.	144,430
4,700	Duke Energy Corp.	87,843
2,300	Entergy Corp.	249,067
3,100	Mirant Corp. (a)	126,108
5,900	SCANA Corp.	228,566
7,000	Southern Co.	253,960
6,100	Vectren Corp.	166,469
		1,621,982

	Total Common Stock(cost—$11,774,168)	12,324,134

FOREIGN COMMON STOCK—1.3%

	United Kingdom—1.3%
	Advertising—1.3%
	WPP Group PLC
12,100	(cost—$169,758)	162,675

Principal
Amount
(000)
SHORT-TERM INVESTMENT—7.2%

	Repurchase Agreement—7.2%
$935	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds: $935,343; collateralized by Fannie Mae, 6.25%, due 5/15/29, valued at $954,500 including accrued interest (cost—$935,000)		935,000

	Total Investments (cost—$12,878,926) (b)	103.6%	13,421,809
	Liabilities in excess of other assets	(3.6)	(470,217)
	Net Assets	100.0%	$12,951,592

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Fair-valued security—Securities with an aggregate value of $162,675, representing 1.3% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR––American Depositary Receipt

REIT––Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain Portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by third-party vendors. When fair-valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair-value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair-value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Schedule of Investments

Premier VIT OpCap Small Cap Portfolio

September 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—98.2%

	Aerospace—1.3%
63,200	AAR Corp. (a)	$1,917,488

	Airlines—1.6%
119,200	Republic Airways Holdings, Inc. (a)	2,523,464

	Apparel & Textiles—4.4%
157,000	Iconix Brand Group, Inc. (a)	3,735,030
27,200	Oxford Industries, Inc.	982,464
72,700	Wolverine World Wide, Inc.	1,991,980
		6,709,474
	Building/Construction—1.9%
48,000	Goodman Global, Inc. (a)	1,146,240
41,300	NCI Building Systems, Inc. (a)	1,784,573
		2,930,813
	Capital Goods—1.1%
183,600	Flow International Corp. (a)	1,619,352

	Commercial Services—8.8%
60,100	Bright Horizons Family Solutions, Inc. (a)	2,574,684
113,000	Geo Group, Inc. (a)	3,345,930
133,300	Global Cash Access Holdings, Inc. (a)	1,411,647
141,000	H&E Equipment Services, Inc. (a)	2,535,180
53,194	Parexel International Corp. (a)	2,195,316
56,400	Rollins, Inc.	1,505,316
		13,568,073
	Computer Services—1.2%
36,300	CACI International, Inc., Class A (a)	1,854,567

	Computer Software—7.3%
82,000	Blackbaud, Inc.	2,069,680
403,200	Borland Software Corp. (a)	1,753,920
157,200	Glu Mobile, Inc. (a)	1,425,804
242,200	Informatica Corp. (a)	3,802,540
89,700	THQ, Inc. (a)	2,240,706
		11,292,650
	Consumer Discretionary—4.4%
47,479	Dolan Media Co. (a)	1,153,740
118,890	GateHouse Media, Inc.	1,515,847
65,320	Gymboree Corp. (a)	2,301,877
115,200	Maidenform Brands, Inc. (a)	1,829,376
		6,800,840
	Consumer Services—2.0%
38,000	Kendle International, Inc. (a)	1,578,140
38,600	Macquarie Infrastructure Co. LLC, UNIT	1,489,574
		3,067,714
	Diversified Manufacturing—1.1%
72,500	Hexcel Corp. (a)	1,646,475

	Energy—0.6%
10,400	Exterran Holdings, Inc. (a)	835,536

	Financial Services—12.2%
21,343	Affiliated Managers Group, Inc. (a)	2,721,446
88,000	Boston Private Financial Holdings, Inc.	2,449,920
83,615	Encore Bancshares, Inc. (a)	1,758,423
73,300	Investment Technology Group, Inc. (a)	3,150,434
75,300	Pacific Capital Bancorp	1,980,390
54,500	Prosperity Bancshares, Inc.	1,807,220
105,000	Renasant Corp.	2,271,150
76,900	Signature Bank & Trust (a)	2,709,187
		18,848,170
	Food & Beverage—1.4%
71,221	Performance Food Group Co. (a)	2,145,889

	Healthcare & Hospitals—5.4%
43,600	Abaxis, Inc. (a)	978,820
76,000	Immucor, Inc. (a)	2,717,000
65,500	Nektar Therapeutics, Inc. (a)	578,365
63,800	SonoSite, Inc. (a)	1,947,176
104,200	Symmetry Medical, Inc. (a)	1,740,140
7,400	Vital Signs, Inc.	385,836
		8,347,337
	Household Products—1.7%
105,500	Central Garden and Pet Co., Class A (a)	947,390
56,000	Jarden Corp. (a)	1,732,640
		2,680,030
	Insurance—4.6%
35,000	Delphi Financial Group, Inc., Class A	1,414,700
67,400	First Mercury Financial Corp. (a)	1,449,774
242,888	RAM Holdings Ltd. (a)	2,258,858
35,000	RLI Corp.	1,985,200
		7,108,532
	Machinery—1.3%
35,030	Astec Industries, Inc. (a)	2,012,474

	Metal Fabricate/Hardware—4.0%
64,700	AM Castle & Co.	2,109,220
84,900	Dynamic Materials Corp.	4,065,861
		6,175,081
	Metals & Mining—1.5%
117,400	Claymont Steel Holdings, Inc. (a)	2,377,350

	Multi-Media—1.5%
149,800	World Wrestling Entertainment, Inc., Class A	2,258,984

Shares		Value*
	Oil & Gas—4.4%
33,152	FMC Technologies, Inc. (a)	$1,911,544
118,178	Rosetta Resources, Inc. (a)	2,167,385
97,500	Vectren Corp.	2,660,775
		6,739,704
	Pharmaceuticals—3.0%
85,900	Nastech Pharmaceutical Co., Inc. (a)	1,143,329
164,800	Perrigo Co.	3,518,480
		4,661,809
	Real Estate (REIT)—3.7%
196,600	Ashford Hospitality Trust, Inc.	1,975,830
64,200	Cousins Properties, Inc.	1,884,912
139,542	Medical Properties Trust, Inc.	1,858,700
		5,719,442
	Retail—3.8%
116,100	A.C. Moore Arts & Crafts, Inc. (a)	1,829,736
117,050	Aeropostale, Inc. (a)	2,230,973
165,800	Carrols Restaurant Group, Inc. (a)	1,856,960
		5,917,669
	Semi-conductors—2.3%
	Fairchild Semiconductor
132,200	International, Inc. (a)	2,469,496
127,600	Mattson Technology, Inc. (a)	1,103,740
		3,573,236
	Storage/Warehousing—0.8%
52,200	Mobile Mini, Inc. (a)	1,261,152

	Technology—6.2%
86,200	Commvault Systems, Inc. (a)	1,596,424
106,900	Microsemi Corp. (a)	2,980,372
112,200	Phase Forward, Inc. (a)	2,245,122
793,900	Quantum Corp. (a)	2,699,260
		9,521,178
	Telecommunications—3.4%
47,700	Comtech Telecommunications Corp. (a)	2,551,473
168,100	Syniverse Holdings, Inc. (a)	2,672,790
		5,224,263
	Utilities—1.3%
69,000	Atmos Energy Corp.	1,954,080

	Total Common Stock (cost—$135,206,124)	151,292,826

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
SHORT-TERM INVESTMENTS—1.5%

	U.S. Government Agency Discount Notes—1.5%
	Federal Home Loan Bank,
	4.00%, 10/1/07
$2,350	(cost—$2,350,000)	Aaa/AAA	2,350,000

	Repurchase Agreement—0.0%
52	State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds: $52,019; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $54,169 including accrued interest (cost—$52,000)		52,000

	Total Short-Term Investments (Cost—$2,402,000)		2,402,000

	Total Investments (Cost—$137,608,124)	99.7%	153,694,826
	Other assets less liabilities	0.3	422,600
	Net Assets	100.0%	$154,117,426

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Item 2. Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d)) undert the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 26, 2007